United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: Quarter ended 08/31/13

Item 1. Schedule of Investments

Federated InterContinental Fund
Portfolio of Investments
August 31, 2013 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCK—97.3%
		Brazil—6.9%
150,000		Arezzo Industria e Comercio SA	$2,087,219
392,000		Banco Do Brasil SA	3,757,430
466,667		BB Seguridade Participacoes SA	3,763,144
218,400		CIELO SA	5,346,610
150,500		Companhia Brasileira de Distribuicao Groupo Pao de Acucar, ADR	6,182,540
177,200		Companhia de Bebidas das Americas (AmBev), ADR	6,163,016
388,100		Itau Unibanco Holding SA, ADR	4,723,177
190,000		Porto Seguro SA	2,047,361
154,000		Tim Participacoes SA, ADR	3,036,880
212,500		Tractebel Energia SA	3,045,956
		TOTAL	40,153,333
		China—7.9%
5,876,000		Air China	3,730,987
185,706		Burberry Group PLC	4,414,651
2,070,000		China Overseas Land & Investment	6,090,925
33,900		CNOOC Ltd., ADR	6,796,950
174,000	[1]	Ctrip.com International Ltd., ADR	8,007,480
900,000		Great Wall Motor Company Ltd.	4,552,946
860,000		Prada Holding SpA	8,401,707
101,000		Tencent Holdings Ltd.	4,716,642
		TOTAL	46,712,288
		Denmark—7.3%
419		A.P. Moller - Maersk A/S, Class B	3,557,617
60,000		Carlsberg A/S, Class B	5,814,437
157,570		Chr. Hansen Holding	5,215,116
335,000	[1]	Danske Bank A/S	6,691,963
211,000		DSV, De Sammensluttede Vognmad AS	5,536,521
350,000		Nordea Bank AB	4,071,108
69,800		Novo Nordisk A/S, ADR	11,652,412
		TOTAL	42,539,174
		Germany—19.7%
78,900		Allianz SE	11,302,477
121,800		BASF SE	10,643,607
36,600		Bayer AG	4,064,293
111,600		Bayerische Motoren Werke AG	10,516,945
23,682		Continental AG	3,575,136
246,000		Daimler AG	16,876,991
255,000		Deutsche Post AG	7,366,522
127,500		Deutsche Wohnen AG	2,237,973
69,500		Gerresheimer AG	4,197,309
72,500		HeidelbergerCement AG	5,034,284
45,900		Muenchener Rueckversicherungs-Gesellschaft AG	8,364,240
115,000		Rheinmetall AG	5,638,395
173,100		Siemens AG	18,321,882
145,000		Suedzucker AG	4,678,512

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCK—continued
		Germany—continued
180,000		TAG Tegernsee Immobilien und Beteiligungs AG	$2,104,201
		TOTAL	114,922,767
		Japan—27.7%
307,700		Aisin Seiki Co.	11,748,159
200,000		Ajinomoto Co., Inc.	2,557,575
1,295,000		Asahi Kasei Corp.	9,476,123
44,500		Astellas Pharma, Inc.	2,265,342
125,000		Chugai Pharmaceutical Co. Ltd.	2,554,786
83,000		Daiwa House Industry Co. Ltd.	1,487,143
77,000		Disco Corp.	4,509,769
260,000		Fuji Heavy Industries Ltd.	6,236,243
750,000		Hitachi Ltd.	4,487,683
214,000		Honda Motor Co. Ltd.	7,662,067
329,600		Japan Tobacco, Inc.	11,109,734
810,000		Kaneka Corp.	5,156,418
834,000		Kubota Corp.	11,231,471
356,000		Kuraray Co. Ltd.	3,928,874
670,000		Mitsubishi Chemical Holdings Corp.	3,138,652
565,000		Mitsui & Co.	7,829,754
129,700		Murata Manufacturing Co. Ltd.	8,852,520
712,000		Nippon Express Co. Ltd.	3,321,474
550		NTT Data Corp.	1,955,300
405,000		ORIX Corp.	5,523,399
644,000		Sekisui House Ltd.	7,754,291
335,000		Shionogi and Co.	6,508,488
410,300		Shiseido Co., Ltd.	6,485,368
90,000		Tokio Marine Holdings, Inc.	2,758,688
1,144,592		Toto Ltd.	14,110,668
231,500		United Arrows Ltd.	9,265,143
		TOTAL	161,915,132
		Norway—12.8%
735,277		DnB Bank ASA	11,403,187
725,000	[1]	DNO International ASA	1,573,158
164,164		Fred Olsen Energy ASA	7,590,034
109,500	[1]	Norwegian Air Shuttle ASA	3,909,898
207,800	[2]	Seadrill Ltd.	9,569,488
714,443		Statoil ASA	15,670,516
307,290		Subsea 7 SA	6,288,916
168,000		Telenor ASA	3,489,141
151,258		TGS Nopec Geophysical Co. ASA	4,446,695
277,500		Yara International ASA	10,954,390
		TOTAL	74,895,423
		South Korea—12.9%
3,500		Amorepacific Corp.	2,835,599
27,900		Binggrae	2,260,154
140,000	[1]	Cheil Worldwide, Inc.	2,986,229
56,000		Coway Co. Ltd.	2,960,545
55,500		Hyundai Motor Co.	12,381,528
157,700		Kia Motors Corp.	9,492,186

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCK—continued
		South Korea—continued
111,000	[1]	Korea Electric Power Corp.	$3,067,430
143,000	[1]	LG Display Co. Ltd.	3,745,194
14,650		Samsung Electronics Co.	17,981,473
194,500		Samsung Heavy Industries	6,879,676
52,400		Samsung SDI Co. Ltd.	7,922,014
24,300		SK Innovation Co. Ltd.	3,039,673
		TOTAL	75,551,701
		Turkey—2.1%
109,000		BIM Birlesik Magazalar AS	2,001,252
235,000		Tofas Turk Otomobil Fabrikasi AS	1,211,063
1,610,986		Trakya Cam Sanayi AS	1,692,552
560,000		Turkiye Halk Bankasi AS	3,549,216
1,840,000		Turkiye Vakiflar Bankasi TAO, Class D	3,585,196
		TOTAL	12,039,279
		TOTAL COMMON STOCK (IDENTIFIED COST $489,872,194)	568,729,097
		U.S. TREASURY—0.1%
$800,000	[3]	United States Treasury Bill, 0.02%, 11/21/2013 (IDENTIFIED COST $799,946 )	799,960
		INVESTMENT COMPANY—2.5%
14,344,522	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (including $3,199,269 purchased with proceeds from securities lending collateral) (AT NET ASSET VALUE)	14,344,522
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $505,016,662)[6]	583,873,579
		OTHER ASSETS AND LIABILITIES - NET—0.1%[7]	812,344
		TOTAL NET ASSETS—100%	$584,685,923
At August 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/12/2013	118,500,000 INR	$2,002,366	$(214,856)
9/12/2013	410,859,642 INR	$6,947,238	$(749,640)
9/20/2013	17,462,000 GBP	$27,388,885	$(332,376)
9/20/2013	12,958,000 GBP	$20,306,482	$(228,699)
10/7/2013	14,556,600,000 KRW	$13,026,623	$55,277
10/10/2013	255,891,124 RUB	$7,652,247	$(31,192)
11/13/2013	65,000,000 SEK	$9,984,026	$(192,821)
Contracts Sold:
9/12/2013	130,514,667 INR	$ 2,029,461	$60,717
9/12/2013	398,844,975 INR	$ 6,200,948	$184,584
9/20/2013	1,400,000,000 JPY	$ 14,267,371	$7,315
9/20/2013	733,900,000 JPY	$ 7,321,356	$(153,969)
9/20/2013	2,704,472,974 JPY	$ 28,576,426	$1,029,330
9/20/2013	2,645,527,025 JPY	$ 27,955,059	$1,008,372
10/7/2013	14,556,600,000 KRW	$ 12,691,020	$(390,880)
11/8/2013	30,850,000 BRL	$ 13,136,044	$405,517
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$456,679

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $3,350,591 and $2,370,160, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
As of August 31, 2013, the security subject to this type of arrangement and related collateral was as follows:
Market Value of Security Loaned	Market Value of Collateral
$3,059,197	$3,199,269
3	Discount rate at time of purchase.
4	Affiliated holding.
5	7-day net yield.
6	At August 31, 2013, the cost of investments for federal tax purposes was $505,016,662. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, and b) outstanding foreign currency commitments was $78,856,917. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $98,006,976 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,150,059.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$66,610,175	$502,118,922[1]	$—	$568,729,097
Debt Securities:
U.S. Treasury	—	799,960	—	799,960
Investment Company	14,344,522		—	14,344,522
TOTAL SECURITIES	$80,954,697	$502,918,882	$—	$583,873,579
OTHER FINANCIAL INSTRUMENTS[2]	$—	$456,679	$—	$456,679
1	Includes $310,793,958 of common stock securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
BRL	—Brazilian Real
GBP	—Great Britain Pound
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
RUB	—Russian Ruble
SEK	—Swedish Krona
6
Federated International Strategic Value Dividend Fund
Portfolio of Investments
August 31, 2013 (unaudited)
Principal Amount		Value
	COMMON STOCK—98.4%
	Banks—16.3%
330,800	Australia & New Zealand Banking Group, Melbourne	$8,682,421
211,100	Bank of Montreal	13,249,616
194,200	Canadian Imperial Bank of Commerce	15,166,517
1,444,000	HSBC Holdings PLC	15,123,856
485,000	National Australia Bank Ltd., Melbourne	13,919,133
64,000	Svenska Handelsbanken AB, Class A	2,746,437
440,100	Swedbank AB	9,952,837
359,000	Westpac Banking Corp. Ltd., Sydney	9,953,796
	TOTAL	88,794,613
	Energy—19.0%
1,681,000	BP PLC	11,592,808
495,800	Crescent Point Energy Corp.	18,084,721
789,600	ENI SpA	17,933,683
400,725	Royal Dutch Shell PLC, Class B	13,485,785
627,705	Statoil ASA	13,768,014
300,112	Total S.A.	16,605,973
217,000	Vermilion Energy Inc.	11,658,625
	TOTAL	103,129,609
	Food & Staples Retailing—3.2%
2,092,000	Tesco PLC	11,883,379
176,600	Woolworth's Ltd.	5,600,147
	TOTAL	17,483,526
	Food Beverage & Tobacco—11.8%
329,115	British American Tobacco PLC	16,601,362
790,000	Coca-Cola Amatil Ltd.	8,600,741
572,155	Imperial Tobacco Group PLC	18,903,663
145,100	Nestle S.A.	9,508,501
281,849	Unilever PLC	10,740,391
	TOTAL	64,354,658
	Insurance—1.3%
37,375	Muenchener Rueckversicherungs-Gesellschaft AG	6,810,751
	Media—4.9%
615,000	Pearson PLC	12,113,391
593,200	Shaw Communications, Inc., Class B	14,293,569
	TOTAL	26,406,960
	Pharmaceuticals Biotechnology & Life Sciences—13.2%
351,227	AstraZeneca PLC	17,275,724
134,500	Eisai Co. Ltd.	5,461,333
506,643	GlaxoSmithKline PLC	12,913,911
181,100	Novartis AG	13,206,121
41,900	Roche Holding AG	10,451,921
128,953	Sanofi-Aventis	12,388,609
	TOTAL	71,697,619
	Telecommunication Services—17.3%
288,500	Rogers Communications, Inc., Class B	11,391,546
6,404,385	Singapore Telecom Ltd.	17,572,131
1

Principal Amount			Value
		COMMON STOCK—continued
		Telecommunication Services—continued
$29,220		Swisscom AG	$13,239,994
526,950		Telef Brasil, ADR	10,396,724
1,552,000		TeliaSonera AB	11,114,234
3,638,515		Telstra Corp. Ltd.	15,823,454
4,517,000		Vodafone Group PLC	14,558,115
		TOTAL	94,096,198
		Utilities—11.4%
2,109,000		Centrica PLC	12,612,362
332,921		Companhia Energetica de Minas Gerais, ADR	2,646,722
405,000		CPFL Energia SA, ADR	6,613,650
855,167		National Grid PLC	9,839,940
576,700		Scottish & Southern Energy PLC	13,968,636
1,540,770		United Utilities Group PLC	16,200,661
		TOTAL	61,881,971
		TOTAL COMMON STOCK (IDENTIFIED COST $527,575,223)	534,655,905
		Investment Company—0.9%
5,052,832	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT AMORTIZED COST $5,052,832 )	5,052,832
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $532,628,055)[3]	539,708,737
		OTHER ASSETS AND LIABILITIES - NET—0.7%[4]	3,741,407
		TOTAL NET ASSETS—100%	$543,450,144
At August 31,2013, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable for foreign exchange contracts purchased and sold by the Fund throughout the period was $2,358 and $6,864, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
1	Affiliated holding.
2	7-day net yield.
3	At August 31, 2013, the cost of investments for federal tax purposes was $532,628,055. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $7,080,682. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,996,569 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,915,887.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
2

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of 8/31/2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$103,501,690	$431,154,215[1]	$—	$534,655,905
Investment Company	5,052,832	—	—	5,052,832
TOTAL SECURITIES	$108,554,522	$431,154,215	$—	$539,708,737
1	Includes $178,184,329 of common stock securities transferred from Level 1 to Level 2 because fair market value factors were applied to equity securities traded principally in foreign markets to account of significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
4
Federated Global Equity Fund
Portfolio of Investments
August 31, 2013 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCK—99.2%
		Brazil—3.1%
6,000		Banco Do Brasil SA	$57,511
3,192		CIELO SA	78,143
1,600		Companhia Brasileira de Distribuicao Groupo Pao de Acucar, ADR	65,728
1,800		Companhia de Bebidas das Americas (AmBev), ADR	62,604
6,540		Itau Unibanco Holding SA, ADR	79,592
2,625		Localiza Rent A Car SA	34,271
		TOTAL	377,849
		China—4.1%
92,000		Air China	58,416
32,000		China Overseas Land & Investment	94,159
510		CNOOC Ltd., ADR	102,255
12,400		Prada SpA	121,141
2,500		Tencent Holdings Ltd.	116,749
		TOTAL	492,720
		Denmark—3.9%
750		Carlsberg A/S, Class B	72,681
2,400		Chr.Hansen Holding	79,433
5		Dampskibsselskabet Svendborg AS, Class B	42,454
4,000	[1]	Danske Bank A/S	79,904
3,000		DSV AS	78,718
700		Novo Nordisk A/S, ADR	116,858
		TOTAL	470,048
		Germany—11.2%
1,050		Allianz SE	150,413
1,800		BASF SE	157,295
2,000		Bayerische Motoren Werke AG	188,476
700		Continental AG	105,675
2,100		Daimler AG	144,072
1,100		Gerresheimer AG	66,432
700		Muenchener Rueckversicherungs-Gesellschaft AG	127,559
900		Rheinmetall AG	44,127
2,900		Siemens AG	306,952
2,300		Suedzucker AG	74,211
		TOTAL	1,365,212
		Japan—12.6%
3,300		Aisin Seiki Co.	125,996
14,000		Asahi Kasei Corp.	102,445
1,000		Astellas Pharma, Inc.	50,907
2,500		Chugai Pharmaceutical Co. Ltd.	51,096
3,000		Fuji Heavy Industries	71,957
3,000		Honda Motor Co. Ltd.	107,412
4,500		Japan Tobacco, Inc.	151,680
11,000		Kaneka Corp.	70,025
13,000		Kubota Corp.	175,071
2,000		Kuraray Co. Ltd.	22,072
11,000		Mitsubishi Chemical Holdings Corp.	51,530
1

Shares			Value in U.S. Dollars
		COMMON STOCK—continued
		Japan—continued
3,200		Mitsui & Co.	$44,345
5,000		Orix Corp.	68,190
7,000		Sekisui House Ltd.	84,286
2,200		Shionogi and Co.	42,742
12,627		Toto Ltd.	155,667
3,722		United Arrows Ltd.	148,963
		TOTAL	1,524,384
		Norway—7.2%
9,200		DnB ASA	142,680
2,400		Fred Olsen Energy A.S.A.	110,963
3,119		Seadrill Ltd.	143,634
7,600		Statoil ASA	166,698
3,400		Subsea 7 SA	69,584
3,800		Telenor ASA	78,921
1,500		TGS Nopec Geophysical Co. ASA	44,097
3,100		Yara International ASA	122,373
		TOTAL	878,950
		South Korea—8.3%
40		Amorepacific Corp.	32,407
500		Binggrae	40,505
1,800	[1]	Cheil Worldwide, Inc.	38,394
950		Hyundai Motor Co.	211,936
2,200		Kia Motors Corp.	132,421
280		Samsung Electronics Co.	343,673
1,400		Samsung Heavy Industries Co., Ltd.	49,519
680		Samsung SDI Co. Ltd.	102,805
400		SK Innovation Co. Ltd.	50,036
		TOTAL	1,001,696
		Turkey—0.9%
1,400		BIM Birlesik Magazalar AS	25,704
25,171		Trakya Cam Sanayii	26,445
6,100		Turkiye Halk Bankasi AS	38,661
12,000		Turkiye Vakiflar Bankasi T.A.O.	23,382
		TOTAL	114,192
		United States—47.9%
900		3M Co.	102,222
2,050		Accenture PLC	148,112
500		Apple, Inc.	243,525
2,500		Automatic Data Processing, Inc.	177,900
16,000		Bank of America Corp.	225,920
1,900		Bank of New York Mellon Corp.	56,506
1,700	[1]	BMC Software, Inc.	78,200
4,000		CBS Corp., Class B	204,400
6,100		Cisco Systems, Inc.	142,191
3,800		Citigroup, Inc.	183,654
900		Coach, Inc.	47,529
3,100		Discover Financial Services	146,475
700		Dover Corp.	59,535
4,700		EMC Corp.	121,166
2,200		Emerson Electric Co.	132,814
2

Shares			Value in U.S. Dollars
		COMMON STOCK—continued
		United States—continued
30,000		Frontier Communications Corp.	$129,900
1,800	[1]	Gilead Sciences, Inc.	108,486
4,000		Hewlett-Packard Co.	89,360
2,000		HollyFrontier Corp.	88,960
300		IBM Corp.	54,681
15,000		Interpublic Group of Cos., Inc.	235,800
2,800	[1]	Jacobs Engineering Group, Inc.	163,184
6,400		Kroger Co.	234,240
5,000		Lincoln National Corp.	210,200
1,000	[1]	Lululemon Athletica Inc.	70,840
3,900		MetLife, Inc.	180,141
8,000		Microsoft Corp.	267,200
2,200		Nike, Inc., Class B	138,204
3,800		Oracle Corp.	121,068
8,700		Pfizer, Inc.	245,427
2,900		Prudential Financial, Inc.	217,152
1,000		Raytheon Co.	75,410
2,100		Rockwell Automation, Inc.	204,183
3,700		TD Ameritrade Holding Corp.	94,979
2,600		Valero Energy Corp.	92,378
4,450		Verizon Communications, Inc.	210,841
4,000		Viacom, Inc., Class B	318,240
700		Whirlpool Corp.	90,055
1,800		Whole Foods Market, Inc.	94,950
		TOTAL	5,806,028
		TOTAL COMMON STOCK (IDENTIFIED COST $10,617,615)	12,031,079
		INVESTMENT COMPANY—0.1%
11,289	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	11,288
		TOTAL INVESTMENTS—99.3% (AT IDENTIFIED COST $10,628,903)[4]	12,042,367
		OTHER ASSETS AND LIABILITIES - NET—0.7%[5]	90,880
		TOTAL NET ASSETS—100%	$12,133,247
At August 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/ Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/12/2013	583,700 INR	$9,870	$(1,065)
9/12/2013	5,000,000 INR	$84,488	$(9,066)
9/20/2013	368,000 GBP	$577,202	$(7,005)
9/20/2013	242,000 GBP	$379,238	$(4,271)
10/7/2013	268,820,000 KRW	$240,566	$1,021
10/10/2013	4,778,000 RUB	$142,883	$(582)
11/13/2013	980,000 SEK	$150,528	$(2,907)
3

Settlement Date	Foreign Currency Units to Receive/ Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
9/20/2013	26,100,000 JPY	$ 260,373	$(5,476)
9/20/2013	33,477,042 JPY	$ 353,749	$12,760
9/20/2013	34,222,957 JPY	$ 361,612	$13,025
10/7/2013	268,820,000 KRW	$ 234,368	$(7,218)
11/8/2013	250,000 BRL	$ 106,451	$3,286
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(7,498)
The average value at settlement date payable and receivable for foreign exchange contracts purchased and sold by the Fund throughout the period was $52,257 and $43,277, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/(Depreciation) on Foreign Exchange Contracts are included in “Other Assets and Liabilities - Net.”
1	Non-income producing security.
2	7-day net yield.
3	Affiliated holding.
4	At August 31, 2013, the cost of investments for federal tax purposes was $10,628,903. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $1,413,464. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,763,848 and net unrealized depreciation from investments for those securities having an excess of cost over value of $350,384.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
4

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$5,806,028	$—	$—	$5,806,028
International	427,037	5,798,014		6,225,051
Investment Company	11,288	—	—	11,288
TOTAL SECURITIES	$6,244,353	$5,798,014	—	12,042,367
OTHER FINANCIAL INSTRUMENTS*	$—	$(7,498)	$—	$(7,498)
*	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
BRL	—Brazilian Real
GBP	—British Pound
INR	—Indian Rupee
JPY	—Japanese Yen
RUB	—Russian Ruble
KRW	—South Korean Won
SEK	—Swedish Krona
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013